Equity Incentive Plan (Details)	Feb. 28, 2024
Equity Incentive Plan [Member]
Equity Incentive Plan [Line Items]
Diluted percentage	10.00%
Equity Incentive Plan [Member]
Equity Incentive Plan [Line Items]
Equity incentive plan	10.00%